Assets and Liabilities of Businesses Held For Sale and Discontinued Operations (Assets and Liabilities of Businesses Held for Sale) (Details) - USD ($) $ in Millions				3 Months Ended	12 Months Ended
	Dec. 02, 2013	Jul. 15, 2013	Mar. 19, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial Information For Businesses Held For Sale [Line Items]
Proceeds from Divestiture of Businesses, Net of Cash Divested					$ 232	$ 528	$ 227
Preferred Stock, Value, Issued					0	0	$ 0
Investment securities (Note 3)					38,400	35,793
Current receivables (Note 4)					23,237	21,388
Assets of businesses held for sale					186,934	196,758
Liabilities of businesses held for sale					48,794	51,036
GEMB-Nordic
Financial Information For Businesses Held For Sale [Line Items]
Proceeds from Divestiture of Businesses, Net of Cash Divested					2,320
NBCU LLC
Financial Information For Businesses Held For Sale [Line Items]
Proceeds from Sale of Real Estate Held-for-investment			$ 1,430
Proceeds from Divestiture of Businesses, Net of Cash Divested			11,997
Guaranteed Debt Included In Sale Of Asset			4,000
Preferred Stock, Value, Issued			725
Consideration Received For Sale Of Business			$ 16,722
Pre Tax Gain On Sale Of Business				$ 1,096
Gain On Sale Of Business Net Of Tax				825
Equity Method Investment, Ownership Percentage			49.00%
Portugal Consumer Auto Personal Loan
Financial Information For Businesses Held For Sale [Line Items]
Proceeds from Divestiture of Businesses, Net of Cash Divested		$ 83
Machining And Fabrication Business
Financial Information For Businesses Held For Sale [Line Items]
Proceeds from Divestiture of Businesses, Net of Cash Divested	$ 108
Appliances
Financial Information For Businesses Held For Sale [Line Items]
Proceeds from Divestiture of Businesses, Net of Cash Divested					3,300
Assets of businesses held for sale					2,538
Liabilities of businesses held for sale					1,356
Assets held for sale
Financial Information For Businesses Held For Sale [Line Items]
Cash and cash equivalents					676	5
Investment securities (Note 3)					448	7
Current receivables (Note 4)					180	0
Inventories					588	0
Loans and Finance Receivables					2,144	0
Property, plant and equipment - net					1,015	0
Goodwill					539	24
Intangible assets - net					170	2
Other					540	12
Assets of businesses held for sale					6,300	50
Accounts payable					510	1
Other GE current liabilities					348	0
Bank deposits					1,931	0
Liabilities Other					586	5
Liabilities of businesses held for sale					3,375	$ 6
GECC Real Estate Properties [Member]
Financial Information For Businesses Held For Sale [Line Items]
Pre Tax Gain On Sale Of Business				921
Gain On Sale Of Business Net Of Tax				$ 564
Hungary Bank [Member]
Financial Information For Businesses Held For Sale [Line Items]
Assets of businesses held for sale					3,474
Liabilities of businesses held for sale					2,434
Signaling [Member]
Financial Information For Businesses Held For Sale [Line Items]
Consideration Received For Sale Of Business					800
Assets of businesses held for sale					267
Liabilities of businesses held for sale					$ 148